Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Summary of Contract Liabilities

	2021	2022
	RM	RM	USD

At January 1	-	500,000	113,572
Cash received in advance of performance and not recognised as revenue	500,000	-	-
Amount recognised as revenue	-	(500,000)	(113,572)
At December 31	500,000	-	-